Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues:
Total revenues	$ 263,434	$ 227,131
Transportation [Member]
Revenues:
Total revenues	254,716	217,450
Warehouse storage management service [Member]
Revenues:
Total revenues	7,053	8,274
Others [Member]
Revenues:
Total revenues	$ 1,665	$ 1,407